GOING CONCERN (Details Narrative) - USD ($)	3 Months Ended				6 Months Ended
	Sep. 30, 2022	Jun. 30, 2022	Sep. 30, 2021	Jun. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Mar. 31, 2022
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Net Income (Loss) Attributable to Parent	$ 35,533	$ 41,439	$ (646,243)	$ 60,517	$ 76,972	$ (585,726)
Retained Earnings (Accumulated Deficit)	$ 640,674				640,674		$ 563,702
Net Cash Provided by (Used in) Operating Activities					$ 48,463	$ 50,407